Financial instruments - additional disclosures - Details of net financial assets and financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	$ 4,813	$ 4,674
Total financial liabilities	6,341	6,009
Net financial assets and financial liabilities	(1,528)	(1,335)
Financial liabilities - measured at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	6,166	5,909
Financial liabilities - measured at amortized cost or cost | Financial debts
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	569	101
Financial liabilities - measured at amortized cost or cost | Lease liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	80	68
Financial liabilities - measured at amortized cost or cost | Trade payables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	926	773
Financial liabilities - measured at amortized cost or cost | Current financial liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	1,575	942
Financial liabilities - measured at amortized cost or cost | Financial debts
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	4,162	4,538
Financial liabilities - measured at amortized cost or cost | Lease liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	429	429
Financial liabilities - measured at amortized cost or cost | Non-current financial liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	4,591	4,967
Financial liabilities - measured at FVPL
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	175	100
Financial liabilities - measured at FVPL | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	169	96
Financial liabilities - measured at FVPL | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	6	4
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	328	282
Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	2,746	2,522
Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	212	194
Cash and cash equivalents
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1,527	1,676
Cash in current accounts
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	648	378
Cash held in time deposits and money market funds
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	879	1,298
Long-term financial investments | Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	328	282
Long-term financial investments | Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	4	1
Trade receivables | Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1,942	1,736
Current portion of long-term receivables from customers | Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	137	117
Current portion of minimum lease payments from finance lease agreements | Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	24	23
Other receivables, security deposits and current assets | Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	127	124
Time deposits with original maturity greater than three months | Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	80	153
Long-term note receivable and other financial assets | Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	191	175
Long-term receivables from customers | Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	168	121
Non-current minimum lease payments from finance lease agreements | Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	31	28
Long-term loans, advances and security deposits | Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	46	45
Deferred compensation assets | Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	202	180
Current portion of long-term financial investments | Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1	1
Derivative financial instruments | Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	$ 5	$ 12